BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.3%
	APPAREL & TEXTILE PRODUCTS - 0.4%
24,070	Hanesbrands, Inc.(a)	$ 139,606

	ASSET MANAGEMENT - 12.9%
8,500	Ameriprise Financial, Inc.	3,726,740
12,359	Franklin Resources, Inc.	347,411
		4,074,151
	BANKING - 11.5%
31,421	Bank of America Corporation	1,191,484
4,430	Citigroup, Inc.	280,153
10,750	JPMorgan Chase & Company	2,153,226
		3,624,863
	BEVERAGES - 1.0%
5,226	Coca-Cola Company (The)	319,727

	BIOTECH & PHARMA - 4.0%
7,500	Bristol-Myers Squibb Company	406,725
2,500	Johnson & Johnson	395,475
16,000	Pfizer, Inc.	444,000
		1,246,200
	CABLE & SATELLITE - 2.5%
18,268	Comcast Corporation, Class A	791,918

	CONTAINERS & PACKAGING - 0.4%
7,215	O-I Glass, Inc.(a)	119,697

	E-COMMERCE DISCRETIONARY - 2.1%
12,500	eBay, Inc.	659,750

	ENTERTAINMENT CONTENT - 4.6%
2,641	AMC Networks, Inc., Class A(a)	32,035
9,500	Walt Disney Company (The)	1,162,420
28,687	Warner Bros Discovery, Inc.(a)	250,438
		1,444,893

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	FOOD - 2.0%
9,000	Mondelez International, Inc., Class A	$ 630,000

	HEALTH CARE FACILITIES & SERVICES - 1.6%
6,500	CVS Health Corporation	518,440

	HOME & OFFICE PRODUCTS - 2.0%
6,701	Newell Brands, Inc.	53,809
7,900	Scotts Miracle-Gro Company (The)	589,261
		643,070
	HOUSEHOLD PRODUCTS - 0.3%
3,200	Energizer Holdings, Inc.	94,208

	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
12,707	Bank of New York Mellon Corporation (The)	732,177

	INTERNET MEDIA & SERVICES - 6.9%
2,700	Alphabet, Inc., Class A(a)	407,511
28,752	Angi, Inc., Class A(a)	75,330
2,815	IAC, Inc.(a)	150,152
20,248	Uber Technologies, Inc.(a)	1,558,894
		2,191,887
	LEISURE FACILITIES & SERVICES - 12.0%
19,227	Atlanta Braves Holdings, Inc.(a)	751,007
7,629	Madison Square Garden Entertainment Corporation(a)	299,133
4,934	Madison Square Garden Sports Corporation(a)	910,422
8	Marriott International, Inc., Class A	2,018
3,000	McDonald's Corporation	845,850
9,500	MGM Resorts International(a)	448,495
7,629	Sphere Entertainment Company(a)	374,431
1,500	Starbucks Corporation	137,085
		3,768,441
	LEISURE PRODUCTS - 3.3%
10,000	Acushnet Holdings Corporation	659,500

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	LEISURE PRODUCTS - 3.3% (Continued)
23,910	Topgolf Callaway Brands Corporation(a)	$ 386,625
		1,046,125
	MACHINERY - 1.1%
22,554	Mueller Water Products, Inc.	362,894

	RETAIL - CONSUMER STAPLES - 0.8%
1,425	Target Corporation	252,524

	RETAIL - DISCRETIONARY - 7.8%
6,385	Home Depot, Inc. (The)	2,449,286

	SEMICONDUCTORS - 1.1%
8,000	Intel Corporation	353,360

	SOFTWARE - 10.3%
7,734	Microsoft Corporation	3,253,848

	TECHNOLOGY HARDWARE - 2.0%
12,500	Cisco Systems, Inc.	623,875

	TRANSPORTATION & LOGISTICS - 2.4%
5,000	United Parcel Service, Inc., Class B	743,150

	WHOLESALE - CONSUMER STAPLES - 1.0%
4,000	Sysco Corporation	324,720

	TOTAL COMMON STOCKS (Cost $11,597,194)	30,408,810

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 3.9%
MONEY MARKET FUNDS - 3.9%
1,226,773	Dreyfus Institutional Preferred Government, Hamilton Class, 5.22% (Cost $1,226,773)(b)	$ 1,226,773

	TOTAL INVESTMENTS - 100.2% (Cost $12,823,967)	$ 31,635,583
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(56,643)
	NET ASSETS - 100.0%	$ 31,578,940

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.